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                                              Rule 497(d)
                                              Reg. No. 2-89666



                       National Municipal Trust
             Second Put Series (14 Day Repurchase-Collateral Backed)

                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.